Financial expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Financial expenses
Interest expenses from finanacial liablities measured at amortized costs	kr 15,080	kr 18,913		kr 32,157
Amortization of financing costs	18,347	5,748		8,369
Fair value adjustments of securities	1,389	0		0
Loss on sale of securities	881	0		0
Other financial expenses	1,625	949		255
Exchange rate adjustments	0	7,899		3,575
Total financial expenses	kr 37,322	kr 33,509	[1]	kr 44,356	[1]	kr 42,394

[1]	See note 1 to the consolidated financial statements.